INCOME TAXES (Reconciliation Between Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INCOME TAXES [Abstract]
Statutory CIT rate	25.00%		25.00%		25.00%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(1.00%)		(1.00%)		(3.00%)
Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	17.00%	[1]	68.00%	[1]	(2.00%)	[1]
Permanent difference for non-deductible expenses	4.00%		7.00%		5.00%
Withholding tax on earnings no longer considered indefinitely reinvested	6.00%		21.00%		7.00%
Effective CIT rate	51.00%		120.00%		32.00%
Components of tax differential for expenses recorded by Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius [Abstract]
Tax differential related to permanent difference (share-base compensation expenses)	5.00%		21.00%		4.00%
Tax differential related to permanent difference (interest expense in convertible notes and term loan)	6.00%		26.00%		2.00%
Tax differential related to permanent difference (loss arising from change in fair value in convertible notes)	8.00%		19.00%		(9.00%)
Tax differential related to permanent difference (foreign exchange gain from monetary assets and liabilities denominated in foreign currencies)	(3.00%)		(0.10%)		(1.00%)

[1]	Tax differential for the expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax primarily represents the following items which are not tax deductible: (i) a rate of 5% as a result of permanent difference arising from the share-based compensation expenses (2012: 21%, 2011: 4%); (ii) a rate of 6% as a result of permanent differences arising from the interest expense in convertible notes and term loan (2012: 26%, 2011: 2%); (iii) a rate of 8% as a result of permanent difference in connection with loss arising from change in fair value in convertible notes (2012: 19%, 2011: (9)%); (iv) a rate of (3)% as a result of permanent differences arising from foreign exchange gain from monetary assets and liabilities denominated in foreign currencies (2012: (0.1)%, 2011: (1)%).